Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 515,871	$ 620,537
Financial investments	5,687	19,693
Other financial instruments	18,643	5,279
Trade accounts receivables	228,588	140,793
Inventory	414,395	325,196
Recoverable income tax	11,812	7,575
Other assets	77,225	88,195
Total current assets	1,272,221	1,207,268
Non-current assets
Investments in equity instruments	5,219	5,093
Other financial instruments	18,124	3
Deferred income tax	307,293	236,887
Recoverable income tax	6,592	5,540
Other assets	211,427	135,726
Investments in associates	32,274	29,488
Property, plant and equipment	2,433,672	2,097,508
Intangible assets	877,928	834,687
Right-of-use assets	110,167	85,265
Total non-current assets	4,002,696	3,430,197
Total assets	5,274,917	4,637,465
Current liabilities
Loans and financings	55,415	50,883
Lease liabilities	45,516	32,747
Other financial instruments	32,233	8,523
Trade payables	500,025	443,288
Confirming payables	415,388	268,175
Dividends payable	26,918	3,707
Asset retirement, restoration and environmental obligations	39,326	47,561
Provisions	23,558	13,481
Contractual obligations	18,166	31,686
Salaries and payroll charges	83,597	70,234
Tax liabilities	83,368	54,772
Other liabilities	143,834	120,236
Total current liabilities	1,467,344	1,145,293
Non-current liabilities
Loans and financings	1,650,569	1,711,750
Lease liabilities	75,618	63,152
Other financial instruments	71,660	28,611
Asset retirement, restoration and environmental obligations	281,107	231,825
Tax liabilities	96,333	96,563
Provisions	29,913	32,151
Deferred income tax	177,945	132,535
Contractual obligations	72,596	69,272
Other liabilities	62,269	66,020
Total non-current liabilities	2,518,010	2,431,879
Total liabilities	3,985,354	3,577,172
Shareholders’ equity
Attributable to NEXA’s shareholders	1,002,934	813,930
Attributable to non-controlling interests	286,629	246,363
Total shareholder’s equity	1,289,563	1,060,293
Total liabilities and shareholders’ equity	$ 5,274,917	$ 4,637,465